GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND

Class A Shares	GPAAX
Class C Shares	GPACX
Class I Shares	GPAIX
Class N Shares	GPANX

(a series of Northern Lights Fund Trust)

Supplement dated November 29, 2022 to

the Prospectus dated January 28, 2022

Effective October 2022, Brian Proctor has been added as a portfolio manager of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The section of the Prospectus in “Fund Summary” entitled Sub-Adviser and Portfolio Managers on page 7 is hereby deleted and replaced with the following.

Sub-Adviser and Portfolio Managers: John Krautsack, Chairman of the sub-adviser, has served the Fund as a Portfolio Manager since it commenced operations in December 2013 and Brian Proctor, Managing Director of the sub-adviser, has served the Fund as a Portfolio Manager since October 2022.

The following information has been added as the second paragraph in the section titled “Sub-Adviser and Portfolio Managers” on page 16 of the Prospectus.

Brian Proctor

Mr. Proctor co-directs all investment activity at EMC.    Mr. Proctor began his career in Financial Services in 1982, with experience at both the Chicago Mercantile Exchange and Chicago Board of Trade.  Mr. Proctor also managed all trading operations at C&D Commodities through 2000.  Mr. Proctor holds a Bachelor's of Economics from Miami of Ohio University, and a J.D. from John Marshall Law School.   Mr. Proctor joined EMC in 2005, managing business development for EMC.

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This Supplement and the existing Prospectus and Statement of Additional Information dated January 28, 2022, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated January 28, 2022, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-855-501-4758.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND

Class A Shares	GPAAX
Class C Shares	GPACX
Class I Shares	GPAIX
Class N Shares	GPANX

(a series of Northern Lights Fund Trust)

Supplement dated November 29, 2022 to

the Statement of Additional Information dated January 28, 2022

Effective October 2022, Brian Proctor has been added as a portfolio manager of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Portfolio Managers” on page 34 of the SAI:

Total Other Accounts Managed

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
David Kavanagh	0	N/A	1	$ 41M	162	$ 173M
John Krautsack	0	N/A	6	$ 55M	2	$ 12M
Brian Proctor	0	N/A	1	$ 55M	2	$ 12M

Other Accounts Managed Subject to Performance-Based Fees

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
David Kavanagh	0	N/A	0	N/A	0	N/A
John Krautsack	0	N/A	5	$ 53M	2	$ 12M
Brian Proctor	0	N/A	5	$ 53M	2	$ 12M

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The following replaces the information in the section titled “Ownership of Securities” on page 36 of the SAI:

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in the Funds as of September 30, 2022.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds
David Kavanagh	Under $5,000,000
John Krautsack	$0- $50,000
Brian Proctor	$0- $50,000

_________________________________

This Supplement and the existing Prospectus and Statement of Additional Information dated January 28, 2022, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information dated January 28, 2022, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-855-501-4758.